Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Balances and changes in intangible assets
	Weighted average useful life (years)	Balance as of 12/31/2023	Additions	Amortization	Transfers (i)	Write-offs	Foreign exchange variations	Acquisition of subsidiaries (ii)	Balance as of 12/31/2024
Cost:
Goodwill (a)	-	943,125	‐	-	(115)	-	‐	39,349	982,359
Software (b)	5	1,503,601	226,098	‐	(18,475)	(3,969)	108	282	1,707,645
Distribution rights	14	155,174	20,101	‐	1,412	-	‐	‐	176,687
Brands (c)	-	62,303	‐	‐	(948)	‐	‐	11	61,366
Trademark rights (c)	30	120,960	41	‐	‐	‐	‐	‐	121,001
Others	3	15,127	224	‐	(4,211)	(529)	‐	‐	10,611
Decarbonization credits (CBIO)	-	710,710	713,453	‐	(389)	(1,423,452)	‐	‐	322
		3,511,000	959,917	-	(22,726)	(1,427,950)	108	39,642	3,059,991
Accumulated amortization:
Software		(826,773)	‐	(222,487)	32,886	2,756	‐	-	(1,013,618)
Distribution rights		(106,145)	‐	(4,860)	16	170	‐	‐	(110,819)
Trademark rights		(18,931)	‐	(4,389)	‐	323	‐	‐	(22,997)
Others		(5,234)	‐	(301)	-	1,308	‐	‐	(4,227)
		(957,083)	‐	(232,037)	32,902	4,557	‐	-	(1,151,661)

Net amount		2,553,917	959,917	(232,037)	10,176	(1,423,393)	108	39,642	1,908,330

(i) Refers to R$ 10,176 transferred from property, plant and equipment.

(ii) For further information, see Note 27.

	Weighted average useful life (years)	Balance as of 12/31/2022	Additions	Amortization	Transfers (i)	Write-offs	Foreign exchange variations	Acquisition of subsidiaries	Balance as of 12/31/2023
Cost:
Goodwill (a)	-	917,775	-	‐	‐	-	‐	25,350	943,125
Software (b)	5	1,299,088	273,310	‐	1,086	(79,909)	‐	10,026	1,503,601
Distribution rights	15	114,593	1,357	‐	‐	-	‐	39,224	155,174
Brands (c)	-	65,647	-	‐	‐	-	(3,344)	‐	62,303
Trademark rights (c)	30	114,792	25	‐	‐	-	‐	6,143	120,960
Others	3	177	‐	‐	‐	(3)	‐	14,953	15,127
Decarbonization credits (CBIO)	-	232,305	778,885	‐	‐	(300,480)	‐	‐	710,710
		2,744,377	1,053,577	‐	1,086	(380,392)	(3,344)	95,696	3,511,000
Accumulated amortization:
Software		(708,659)	‐	(192,976)	‐	79,720	‐	(4,858)	(826,773)
Distribution rights		(102,037)	‐	(2,956)	‐	‐	‐	(1,152)	(106,145)
Trademark rights		(14,930)	‐	(3,889)	‐	‐	‐	(112)	(18,931)
Others		(402)	‐	(4,835)	‐	3	‐	‐	(5,234)
		(826,028)	‐	(204,656)	‐	79,723	‐	(6,122)	(957,083)

Net amount		1,918,349	1,053,577	(204,656)	1,086	(300,669)	(3,344)	89,574	2,553,917

(i) Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.

	Weighted average useful life (years)	Balance as of 12/31/2021	Additions	Amortizations	Transfers (i)	Write-offs	Exchange rate variation	Balance as of 12/31/2022
Cost:
Goodwill (a)	-	818,096	99,679	‐	‐	‐	‐	917,775
Software (c)	5	1,146,980	277,600	‐	173	(125,665)	‐	1,299,088
Distribution rights	12	114,593	‐	‐	‐	‐	‐	114,593
Brands (d)	-	69,198	‐	‐	‐	‐	(3,551)	65,647
Trademark rights (d)	39	114,792	‐	‐	‐	‐	‐	114,792
Others	10	421	999	‐	(1,243)	‐	‐	177
Decarbonization credits (CBIO) (b)	-	‐	635,130	‐	‐	(402,825)	‐	232,305
		2,264,080	1,013,408	‐	(1,070)	(528,490)	(3,551)	2,744,377
Accumulated amortization:
Software		(679,402)	-	(154,122)	‐	124,865	-	(708,659)
Distribution rights		(101,027)	-	(1,010)	-	-	-	(102,037)
Trademark rights		(11,993)	-	(2,937)	-	-	-	(14,930)
Others		(402)	-	-	-	-	-	(402)
		(792,824)	‐	(158,069)	‐	124,865	‐	(826,028)
Net amount		1,471,256	1,013,408	(158,069)	(1,070)	(403,625)	(3,551)	1,918,349

(i) Refers to R$ 1,070 transferred to property, plant and equipment

Balance of the goodwill
	Segment	12/31/2024	12/31/2023
Goodwill on the acquisition of:
Ipiranga (i)	Ipiranga	276,724	276,724
União Terminais	Ultracargo	211,089	211,089
Texaco	Ipiranga	177,759	177,759
Stella	Ultragaz	103,051	103,051
Iconic (CBLSA)	Ipiranga	69,807	69,807
WTZ (27.b)	Ultragaz	52,038	‐
Temmar	Ultracargo	43,781	43,781
DNP	Ipiranga	24,736	24,736
Repsol	Ultragaz	13,403	13,403
Neogás	Ultragaz	7,761	7,761
Serra Diesel	Ultrapar	1,413	14,217
TEAS	Ultracargo	797	797
		982,359	943,125